07/20/09 10:06 FAX 301 978 8099 ☑001

[redacted]

09011760

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

Received SEC
JUL 20 2009
Washington, DC 20549

CERTNAS
001-34411

By Facsimile and First Class Mail

July 20, 2009

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

National Western Life Insurance Company (the "Registrant") is listed on The Nasdaq Stock Market (the "Exchange" or "Nasdaq") pursuant to a temporary exemption from registration granted to certain insurance companies in connection with Nasdaq's August 1, 2006, transition to a national securities exchange.[1] These exempt companies are required to register under Section 12(b) of the Exchange Act by August 1, 2009.

This is to certify that on July 17, 2009 the Exchange received a copy of the Registrant's Form 8-A12B/A for the registration of the following security:

Class A Common Stock, $1.00 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

---

1 Exchange Act Release No. 34-54241 (July 31, 2006).